Litigation and Other Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended
	Feb. 28, 2013	Dec. 31, 2012	Jun. 30, 2013 Seat	Oct. 14, 2009 m	Jun. 24, 2013 Settlementof Mining Claims [Member]	Jun. 30, 2013 Settlementof Mining Claims [Member]	Dec. 05, 2011 Rochester [Member] Claim acre
Litigation and Other Events (Textual) [Abstract]
Settlement Amount Under Law	$ 3.5	$ 3.5
Maximum height for temporary restriction on mining				4,400
Number of Unpatented Mining Claims							447
Approximate Area of Federal Lands Covering for Unpatented Mining Claims							8,600
Number Of Operation Sites, Possible Further Federal Or State Agency Interaction			3
Cash payment					10
NSR royalty percentage					3.40%	3.40%
NSR royalty maximum amount					39.4	39.4
NSR royalty fair value					$ 22.0